ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of allowance for uncollectible receivables - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Allowance for Credit Loss [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 42,680	$ 115,000
Charge-offs (recoveries)	(57,984)	(112,552)
Reserve Adjustments	38,512	40,232
Ending balance	23,208	42,680
Credit Loss / (Recovery) [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Charge-offs (recoveries)		(23,000)
Reserve Adjustments	38,512	139
Ending balance	$ 38,512	$ (22,861)